Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2023	Mar. 31, 2023
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 200,888	¥ 2,588
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(12,656)	(207)
Available-for-sale debt Securities, 12 months or more Fair value	635,722	662,897
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(234,849)	(164,330)
Available-for-sale debt Securities, Total Fair value	836,610	665,485
Available-for-sale debt Securities, Total Gross unrealized losses	(247,505)	(164,537)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	200,888	2,588
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(12,656)	(207)
Available-for-sale debt Securities, 12 months or more Fair value	635,722	662,897
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(234,849)	(164,330)
Available-for-sale debt Securities, Total Fair value	836,610	665,485
Available-for-sale debt Securities, Total Gross unrealized losses	(247,505)	(164,537)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	100,648	97,721
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(606)	(1,508)
Available-for-sale debt Securities, 12 months or more Fair value	181,375	194,280
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(23,550)	(19,542)
Available-for-sale debt Securities, Total Fair value	282,023	292,001
Available-for-sale debt Securities, Total Gross unrealized losses	(24,156)	(21,050)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	99,421	97,721
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(526)	(1,508)
Available-for-sale debt Securities, 12 months or more Fair value	177,837	190,805
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(23,397)	(19,398)
Available-for-sale debt Securities, Total Fair value	277,258	288,526
Available-for-sale debt Securities, Total Gross unrealized losses	(23,923)	(20,906)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	79,191	191,669
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(724)	(6,570)
Available-for-sale debt Securities, 12 months or more Fair value	465,953	401,994
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(83,452)	(66,837)
Available-for-sale debt Securities, Total Fair value	545,144	593,663
Available-for-sale debt Securities, Total Gross unrealized losses	(84,176)	(73,407)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	79,191	191,669
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(724)	(6,570)
Available-for-sale debt Securities, 12 months or more Fair value	465,953	401,994
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(83,452)	(66,837)
Available-for-sale debt Securities, Total Fair value	545,144	593,663
Available-for-sale debt Securities, Total Gross unrealized losses	(84,176)	(73,407)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	1,768	16,691
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(46)	(672)
Available-for-sale debt Securities, 12 months or more Fair value	34,868	23,653
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,821)	(1,509)
Available-for-sale debt Securities, Total Fair value	36,636	40,344
Available-for-sale debt Securities, Total Gross unrealized losses	(1,867)	(2,181)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	1,768	16,691
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(46)	(672)
Available-for-sale debt Securities, 12 months or more Fair value	34,868	23,653
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,821)	(1,509)
Available-for-sale debt Securities, Total Fair value	36,636	40,344
Available-for-sale debt Securities, Total Gross unrealized losses	(1,867)	(2,181)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	27,460	63,958
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,242)	(2,300)
Available-for-sale debt Securities, 12 months or more Fair value	126,578	88,503
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(3,923)	(6,851)
Available-for-sale debt Securities, Total Fair value	154,038	152,461
Available-for-sale debt Securities, Total Gross unrealized losses	(5,165)	(9,151)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	27,460	63,958
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,242)	(2,300)
Available-for-sale debt Securities, 12 months or more Fair value	124,719	88,503
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(3,391)	(6,851)
Available-for-sale debt Securities, Total Fair value	152,179	152,461
Available-for-sale debt Securities, Total Gross unrealized losses	(4,633)	(9,151)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	409,955	372,627
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(15,274)	(11,257)
Available-for-sale debt Securities, 12 months or more Fair value	1,444,496	1,371,327
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(347,595)	(259,069)
Available-for-sale debt Securities, Total Fair value	1,854,451	1,743,954
Available-for-sale debt Securities, Total Gross unrealized losses	(362,869)	(270,326)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	408,728	372,627
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(15,194)	(11,257)
Available-for-sale debt Securities, 12 months or more Fair value	1,439,099	1,367,852
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(346,910)	(258,925)
Available-for-sale debt Securities, Total Fair value	1,847,827	1,740,479
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (362,104)	¥ (270,182)